Financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The carrying value and fair value of financial instruments by each category as at March 31, 2018 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	7	2,288,121	-	-	2,288,121	2,288,121
Other assets	9	360,378	-	-	360,378	360,378
Trade receivables	12	8,820,579	-	-	8,820,579	8,820,579
Other receivables	12	48,141	-	-	48,141	48,141
Other investments	14	144,008	-	1,710	145,718	145,718
Liabilities
Bank overdraft	7	2,121,537	-	-	2,121,537	2,121,537
Finance lease liabilities	16	185,965	-	-	185,965	185,965
Other liabilities	18	207,046	-	-	207,046	207,046
Borrowings from banks	19	2,021,228	-	-	2,021,228	2,021,228
Borrowings from others	19	1,464,637	-	-	1,464,637	1,464,637
Trade and other payables	20	6,779,018	-	-	6,779,018	6,779,018
Derivative financial liabilities	20	-	1,729	-	1,729	1,729

The carrying value and fair value of financial instruments by each category as at March 31, 2017 were as follows:

Particulars	Note	Financial assets/ liabilities at amortised costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	7	1,884,265	-	-	1,884,265	1,884,265
Other assets	9	213,424	-	-	213,424	213,424
Trade receivables	12	6,950,563	-	-	6,950,563	6,950,563
Other receivables	12	101,098	-	-	101,098	101,098
Other investments	14	72,943	-	1,710	74,653	74,653
Liabilities
Bank overdraft	7	991,161	-	-	991,161	991,161
Finance lease liabilities	16	519,219	-	-	519,219	519,219
Other liabilities	18	201,679	-	-	201,679	201,679
Borrowings from banks	19	2,567,076	-	-	2,567,076	2,567,076
Borrowings from others	19	844,002	-	-	844,002	844,002
Trade and other payables	20	5,648,740	-	-	5,648,740	5,648,740
Derivative financial liabilities	20	-	36,160	-	36,160	36,160

Disclosure of financial assets [text block]
The carrying amount of financial assets as at March 31, 2018 and 2017 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2018	March 31, 2017
Cash and cash equivalents	2,067,397	1,654,634
Other assets	358,106	209,742
Trade receivables	8,713,161	6,856,976
Other receivables	41,007	100,457
	11,179,671	8,821,809

Disclosure of effect of changes in foreign exchange rates [text block]
The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2018 and 2017.

	As of
	March 31, 2018	March 31, 2017
Forward contracts
In U.S. Dollars (Sell)	-	3,000
In U.S. Dollars (Buy)	-	9,800

Disclosure of maturity analysis for derivative financial liabilities [text block]
The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2018	March 31, 2017
Sell:	(US $)	(US $)
Not later than one month	-	500
Later than one month and not later than three months	-	1,000
Later than three months and not later than six months	-	1,500
Later than six months and not later than one year	-	-

Buy:	(US $)	(US $)
Not later than one month	-	3,500
Later than one month and not later than three months	-	700
Later than three months and not later than six months	-	5,600
Later than six months and not later than one year	-	-

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]
The details of outstanding cross currency swap contracts as of March 31, 2018 are as under:

	As of
	March 31, 2018		March 31, 2017
	Payable (US $)	Receivable (₹)	Payable (US $)	Receivable (₹)
Cross Currency Swap (US$)	-	-	2,213	137,500

Disclosure of detailed information about maturity analysis of currency swaps [text Block]
The maturity of these contracts extends till five years. The table below summarizes the cash flows (principal and interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2018		March 31, 2017
	Payable (US $)	Receivable (₹)	Payable (US $)	Receivable (₹)

Less than 1 year	-	-	946	65,101
One to two years	-	-	887	58,743
Two to three years	-	-	626	39,884
Three to four years	-	-	-	-
Four to five years	-	-	-	-
Total cash flows	-	-	2,459	163,728

Disclosure of detailed information about maturity analysis of interest rate swaps [text Block]
The maturity of these contracts extends till five years. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As of
	March 31, 2018		March 31, 2017
	Receivable (US $)	Payable (US $)	Receivable (US $)	Payable (US $)

Less than 1 year	210	283	288	419
One to two years	106	149	192	283
Two to three years	12	18	97	149
Three to four years	-	-	11	18
Four to five years	-	-	-	-
Total cash flows	328	450	588	869

Disclosure of detailed information about fair value measurement [text Block]
The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2018			Fair value as of March 31, 2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	-	-	(18,079)	-
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	(7,987)
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	1,729	-	-	(10,094)

Disclosure of financial instruments at fair value through profit or loss [text block]
Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss
	Year ended
	March 31, 2018	March 31, 2017	March 31, 2016
Financial assets at amortised cost
Interest income on bank deposits	25,168	26,463	28,015
Interest income from other financial assets	104,157	96,121	14,336
Impairment loss of trade receivables	(370,000)	(383,534)	(182,161)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	8,365	10,828	(48,188)

Financial liabilities at amortised cost
Interest expenses on lease obligations	(31,169)	(88,138)	(126,433)
Interest expenses on borrowings from banks, others and overdrafts	(381,644)	(255,273)	(312,936)